Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Allowance for bad debt	$ 52,531	$ 199,936
Write off of allowance for credit loss	$ 202,761	$ 3,028,757